Schedule of Investments (unaudited) October 31, 2021	BlackRock Future Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 3.1%
Arrival SA(a)(b)	3,948	$65,261
Tesla Inc.(a)	441	491,274

		556,535

Capital Markets — 0.3%
Coinbase Global Inc., Class A(a)	140	44,719

Diversified Consumer Services — 1.3%
Chegg Inc.(a)(b)	2,130	126,607
Duolingo Inc.(a)	186	32,307
Udemy Inc., NVS	2,526	69,465

		228,379

Electrical Equipment — 0.6%
Fluence Energy Inc.(a)	3,242	115,318

Electronic Equipment, Instruments & Components — 2.9%
Cognex Corp.	1,609	140,932
Maxscend Microelectronics Co. Ltd., Class A	1,800	86,903
Samsung SDI Co. Ltd.	457	288,334

		516,169

Entertainment — 2.4%
HYBE Co. Ltd.(a)	312	89,631
Roku Inc.(a)	619	188,733
Take-Two Interactive Software Inc.(a)	795	143,895

		422,259

Health Care Providers & Services — 0.5%
Agilon Health Inc.(a)	3,972	97,314

Health Care Technology — 0.8%
Definitive Healthcare Corp.(a)(b)	1,920	77,069
Doximity Inc., Class A(a)(b)	971	67,465

		144,534

Interactive Media & Services — 6.1%
Acast AB(a)(b)	14,555	39,184
Bumble Inc., Class A(a)	1,669	87,656
Eventbrite Inc., Class A(a)	5,415	109,600
Kakao Corp.	3,134	337,169
Kanzhun Ltd.(a)	1,839	64,549
Snap Inc., Class A, NVS(a)	4,307	226,462
ZoomInfo Technologies Inc., Class A(a)	3,375	226,867

		1,091,487

Internet & Direct Marketing Retail — 4.7%
Cazoo Group Ltd., NVS(a)	14,148	131,576
Delivery Hero SE(a)(c)	1,183	147,550
Farfetch Ltd., Class A(a)(b)	4,241	166,289
MercadoLibre Inc.(a)	134	198,457
Ozon Holdings PLC, ADR(a)	4,407	198,315

		842,187

IT Services — 16.4%
Adyen NV(a)(c)	64	193,108
Affirm Holdings Inc.(a)	1,161	188,663
Cloudflare Inc., Class A(a)	1,493	290,717
Dlocal Ltd./Uruguay(a)(b)	2,339	113,465
Endava PLC, ADR(a)	1,798	284,911
GMO Payment Gateway Inc.	1,100	139,366
Grid Dynamics Holdings Inc.(a)	5,279	151,771
Locaweb Servicos de Internet SA(c)	47,744	154,810
MongoDB Inc.(a)	552	287,752
Okta Inc.(a)	853	210,845

Security	Shares	Value

IT Services (continued)
Pagseguro Digital Ltd., Class A(a)(b)	3,305	$119,641
Paymentus Holdings Inc., Class A(a)	2,450	62,720
Shift4 Payments Inc., Class A(a)(b)	3,233	204,099
Square Inc., Class A(a)	1,225	311,762
Twilio Inc., Class A(a)	753	219,394

		2,933,024

Machinery — 0.3%
Berkshire Grey Inc., Class A(a)	8,819	60,851

Professional Services — 2.2%
CoStar Group Inc.(a)	1,627	140,003
Legalzoomcom Inc.(a)	3,754	105,262
TransUnion	1,367	157,602

		402,867

Road & Rail — 0.7%
Lyft Inc., Class A(a)	2,929	134,353

Semiconductors & Semiconductor Equipment — 26.6%
Alphawave IP Group PLC(a)	21,609	58,969
Ambarella Inc.(a)	1,255	233,217
Andes Technology Corp.	7,000	127,335
ASM International NV	577	261,141
BE Semiconductor Industries NV	2,343	214,070
Enphase Energy Inc.(a)	748	173,259
Entegris Inc.	1,917	269,875
KLA Corp.	424	158,050
Lasertec Corp.	1,400	303,682
Lattice Semiconductor Corp.(a)	4,131	286,857
MACOM Technology Solutions Holdings Inc., Class H(a)(b)	2,594	181,113
Marvell Technology Inc.	5,873	402,300
Monolithic Power Systems Inc.	531	279,019
Nordic Semiconductor ASA(a)	5,534	164,416
ON Semiconductor Corp.(a)	4,681	225,016
Qorvo Inc.(a)	854	143,668
Silergy Corp.	2,000	330,410
SkyWater Technology Inc.(a)	3,078	105,391
SOITEC(a)	995	264,920
Tower Semiconductor Ltd.(a)(b)	3,720	118,556
Ultra Clean Holdings Inc.(a)	4,387	217,464
Wolfspeed Inc.(a)	2,088	250,790

		4,769,518

Software — 26.5%
Alkami Technology Inc.(a)	1,993	59,790
Altium Ltd.	6,253	174,188
AppLovin Corp., Class A(a)	1,928	189,426
Atlassian Corp. PLC, Class A(a)	701	321,149
Avalara Inc.(a)	1,108	199,041
AvidXchange Holdings Inc., NVS(a)	3,241	72,048
Bill.com Holdings Inc.(a)	485	142,740
Confluent Inc., Class A(a)	1,610	109,400
Coupa Software Inc.(a)	589	134,115
Crowdstrike Holdings Inc., Class A(a)	878	247,420
CS Disco Inc.(a)	2,971	170,387
Dolby Laboratories Inc., Class A	1,366	120,686
Elastic NV(a)	1,127	195,546
EngageSmart Inc.(a)	1,796	60,220
Freee KK(a)	2,100	150,729
Glodon Co. Ltd., Class A	11,871	137,625
Latch Inc.(a)	9,851	87,575
Lightspeed Commerce Inc.(a)	4,139	403,432

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Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Future Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Ming Yuan Cloud Group Holdings Ltd.	34,000	$110,517
Plaid Inc.(a)(b)	2,700	68,877
Procore Technologies Inc.(a)	683	62,460
Rakus Co. Ltd.	7,500	237,708
Siteminder Ltd., NVS(a)(d)	58,056	220,984
Synopsys Inc.(a)	745	248,219
Trade Desk Inc. (The), Class A(a)	1,780	133,340
Unity Software Inc.(a)(b)	1,562	236,346
Xero Ltd.(a)	1,738	198,172
Zscaler Inc.(a)	820	261,465

		4,753,605

Technology Hardware, Storage & Peripherals — 0.7%
Pure Storage Inc., Class A(a)	4,441	119,285

Total Common Stocks — 96.1% (Cost: $13,884,513)		17,232,404

Short-Term Investments

Money Market Funds — 15.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(e)(f)(g)	1,590,166	1,590,961
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	1,100,000	1,100,000

		2,690,961

Total Short-Term Investments — 15.0% (Cost: $2,690,961)		2,690,961

Total Investments in Securities — 111.1% (Cost: $16,575,474)		19,923,365

Other Assets, Less Liabilities — (11.1)%		(1,989,056)

Net Assets — 100.0%		$17,934,309

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,980,120	$ —		$(1,389,159	)(a)	$—	$—	$1,590,961	1,590,166	$8,875	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	870,000	230,000	(a)	—		—	—	1,100,000	1,100,000	10		—

						$—	$—	$2,690,961		$8,885		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

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Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Future Tech ETF

    Fair Value Measurements (continued)

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$12,985,569	$4,025,851	$220,984	$17,232,404
Money Market Funds	2,690,961	—	—	2,690,961

	$15,676,530	$4,025,851	$220,984	$19,923,365

The following table includes a rollforward for the period ended October 31, 2021 of investments whose values are classified as Level 3 as of the beginning or end of the period .

Common Stocks
Opening balance, as of 10/31/2021(a)	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Other	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	1,557
Purchases	219,427
Sales	—

Closing balance, as of 10/31/2021	$220,984

Net change in unrealized appreciation/depreciation on investments still held at end of period	$1,557

(a)	Commencement of operations.

The Fund’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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